Equity reserves (Tables)	12 Months Ended
Dec. 31, 2022
Equity reserves
Schedule of Schedule of warrant activity
	2022		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	251,762	3.00	272,341	3.00
Granted	3,600,000	4.50	-	-
Exercised	(226,234)	3.00	(20,579)	3.00
Expired	(25,528)	3.00	-	-

Outstanding, end of year	3,600,000	4.50	251,762	3.00

Exercisable, end of year	3,600,000	4.50	251,762	3.00

Schedule of summarizes information of warrants outstanding and exercisable
Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
March 25, 2024	3,600,000	4.50	1.23

	3,600,000	4.50	1.23

Schedule of fair value of Warrants options issued
	December 31, 2022	December 31, 2021
Expected stock price volatility	46%	N/A
Risk-free interest rate	2.53%	N/A
Expected life	1.83 years	N/A
Grant date share price	$2.41	N/A
Expected forfeiture rate	-	N/A
Expected dividend yield	-	N/A

Schedule ofstock option activity
	2022		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	$
Outstanding, beginning of year	799,826	3.25	6,000	3.50
Granted	804,158	4.16	819,826	3.27
Expired	-	-	(26,000)	3.88

Outstanding, end of year	1,603,984	3.71	799,826	3.25

Exercisable, end of year	800,907	3.48	199,957	3.25

Schedule of summarizes information of stock options outstanding
		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	799,826	3.50	599,871	3.50
March 9, 2027	4.16	804,158	4.19	201,040	4.19

		1,603,984	3.84	800,911	3.67

Schedule of fair value of stock options issued
	December 31, 2022	December 31, 2021
Expected stock price volatility	35%	36%
Risk-free interest rate	1.65%	0.96%
Expected life	5 years	4.91 years
Grant date share price	$3.09	$1.97
Expected forfeiture rate	-	-
Expected dividend yield	-	-

Schedule of summarizes the RSU activity
	2022		2021
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	581,696	2.13	2,124,906	2.04
Granted	263,548	3.01	292,842	2.16
Exercised	(230,200)	2.13	(1,836,052)	2.03

Outstanding, end of year	615,044	2.56	581,696	2.13

Vested, end of year	205,775	2.37	36,403	2.14